Business combinations, acquisitions, sale and non-controlling interest - Summary of Financial Statements and the Values of the Assets Acquired and Liabilities (Detail) $ in Thousands	Dec. 31, 2019 MXN ($)
ClaroTelefnica Moviles Guatemala SA [Member]
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,214,178
Other non-current assets	252,469
Intangible assets (excluding goodwill)	676,884
Property, plant and equipment	5,757,958
Rights-of-use	2,331,029
Total assets acquired	10,232,518
Accounts payable	4,579,590
Other liabilities	2,338,592
Total liabilities assumed	6,918,182
Fair value of assets acquired and liabilities assumed, net	3,314,336
Acquisition price	5,946,787
Provisional goodwill	2,632,451
Nextel Telecomunicacoes Ltda [member]
Disclosure of detailed information about business combination [line items]
Current assets	3,624,576
Other non-current assets	4,805,319
Intangible assets (excluding goodwill)	7,167,455
Property, plant and equipment	5,161,676
Rights-of-use	7,337,478
Total assets acquired	28,096,504
Accounts payable	14,036,438
Other liabilities	14,953,685
Total liabilities assumed	28,990,123
Fair value of assets acquired and liabilities assumed, net	(893,619)
Acquisition price	7,335,045
Provisional goodwill	$ 8,228,664